Filed Pursuant to Rule 497(d)


                        INVESCO UNIT TRUSTS, SERIES 1927

      The Dow Jones Total Market Portfolio, Enhanced Index Strategy 2019-1

           Enhanced Sector Strategy, Sector Rotation Portfolio 2019-1


                        INVESCO UNIT TRUSTS, SERIES 1935

                     Policy Opportunities Portfolio 2019-1

                         Supplement to the Prospectuses

Due to adverse credit factors relating to PG&E Corporation, its stock has been liquidated from your Portfolio and will no longer be included therein.

Supplement Dated:  January 16, 2019